SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION
Schedule of assumptions used to determine the valuation of granted options

	Year Ended December 31,
	2014	2013	2012
Exercise price of options	$13.00 - $16.74	$5.88 - $16.16	$4.28 - $5.98
Expected volatility	23.2% - 24.3%	23.3% - 25.3%	22.5% - 25.3%
Expected dividend yield	0%	0%	0%
Risk-free interest rate for the estimated expected term	1.82 - 1.85%	0.65 - 1.27%	0.55 - 0.66%
Expected term (in years)	6.25	4.00	4.00

Summary of entity's stock option activity

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(Years)
Outstanding at January 1, 2012	4,858,568	$2.47	7.2	$1,412
Granted	2,109,594	4.43
Expired/cancelled	(1,412,700)	2.18

Outstanding at December 31, 2012	5,555,462	3.28	7.5	14,976
Granted	1,102,042	9.39

Outstanding at December 31, 2013	6,657,504	4.30	7.0	69,732
Granted	1,867,588	14.77
Expired/cancelled	(1,307,761)	1.45

Outstanding at December 31, 2014	7,217,331	$7.54	6.9	$142,262

Exercisable at December 31, 2014	3,656,139	$4.65	6.1	$82,654

Summary of restricted stock award activity

	Number of Shares Subject to Restriction	Weighted Average Fair Value
Nonvested at January 1, 2014	—	$—
Granted	8,277	18.12

Nonvested at December 31, 2014	8,277	$18.12